Income and expenses	12 Months Ended
Dec. 31, 2020
Income and expenses
Income and expenses

25.   Income and expenses

25.1 Sales

Sales by segment for the years ended December 31 are as follows:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Electrometallurgy - North America	425,277	551,500	710,716
Electrometallurgy - Europe	661,624	1,049,576	1,447,973
Electrometallurgy - South Africa	80,572	136,292	208,543
Other segments	25,334	43,147	62,075
Eliminations	(48,373)	(165,293)	(187,305)
Total	1,144,434	1,615,222	2,242,002

Sales by geographical area for the years ended December 31 are as follows:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Spain	133,370	183,969	242,733
Germany	191,107	249,911	359,737
Italy	42,067	99,796	138,796
Other EU Countries	167,934	329,988	487,340
USA	404,633	533,764	674,243
Rest of World	205,323	217,794	339,153
Total	1,144,434	1,615,222	2,242,002

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.2 Staff costs

The average monthly number of employees (including Executive Directors) was:

	2020	2019	2018
	US$'000	US$'000	US$'000
Directors	6	8	9
Senior Managers	291	345	315
Employees	3,020	3,383	4,156
Total	3,317	3,736	4,480

Staff costs are comprised of the following for the years ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	161,957	208,317	263,794
Pension plan contributions	3,641	12,787	12,084
Employee benefit costs	49,184	63,925	62,984
Total	214,782	285,029	338,862

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.3 Depreciation and amortization charges, operating allowances and write-downs

Depreciation and amortization charges, operating allowances and write-downs are comprised of the following for the years ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	7,183	7,305	9,312
Depreciation of property, plant and equipment (Note 9)	101,006	112,824	104,532
Other write-downs and reversals	—	65	(7)
Total	108,189	120,194	113,837

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.4 Finance income and finance costs

Finance income is comprised of the following for the year ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Finance income of related parties (Note 23)	16	68	72
Other finance income	161	1,312	4,786
Total	177	1,380	4,858

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

Finance costs are comprised of the following for the year ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Interest on debt instruments	34,989	33,705	34,188
Interest on loans and credit facilities	8,404	15,533	8,249
Interest on note and bill discounting	363	373	205
Interest on leases	1,358	1,972	119
Trade receivables securitization expense (Note 10)	15,044	9,192	11,708
Other finance costs	6,810	2,450	2,597
Total	66,968	63,225	57,066

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

Due to the termination of he receivables funding agreement and cancelation of the securitization program at October 2, 2020, the Company registered a finance cost of $7,591 thousand.

25.5 Impairment losses and net loss (gain) due to changes in the value of assets

Impairment losses and net loss (gain) due to changes in the value of assets are comprised of the following for the years ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	—	174,008	—
Impairment of intangible assets (Note 8)	—	211	16,073
Impairment of property, plant and equipment (Note 9)	71,929	1,224	42,846
Impairment of non-current financial assets	—	456	—
Impairment of other	1,415	—	—
Impairment losses	73,344	175,899	58,919

(Increase) decrease in fair value of biological assets (Note 28)	—	530	7,615
Other loss / (profit)	(158)	1,044	8
Net gain (loss) due to changes in the value of assets	(158)	1,574	7,623

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2019 and 2018 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.6 Loss (gain) on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2020	2019	2018 (*)
	US$'000	US$'000	US$'000
Gain on disposal of intangible assets	(1,692)	—	—
Gain on disposal of property, plant and equipment	(473)	(353)	(2,950)
Loss on disposal of property, plant and equipment	873	1,761	162
Gain on disposal of other non-current assets	—	(6)	(29)
Loss (gain) on disposal of subsidiary	—	821	(11,747)
Total	(1,292)	2,223	(14,564)

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior period 2018 has been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

During 2020, Ferroglobe has sold CO2 emissions rights that have been derecognized from the balance sheet against the cash received, as the price per emission right was lower to the fair value per emission right at the time they were granted, an income of $1,692 thousand has been recognized on the disposal of intangible assets.

On September 19, 2019, Ferroglobe closed on the sale of its subsidiary Ultracore Polska ZOO, which manufactures cored wire in Poland, recognized a loss on disposal of $821 thousand. On December, 2018, the Company completed the sale of its majority interest in its Spanish subsidiary Hidro Nitro Española S.A. to an entity sponsored by a Sapnish renewable energies fund. The Company received net cash proceeds of $20,533 thousand and recognized a gain on disposal of $11,747 thousand.